Financial risk management - Summary of Borrowing to Price Rate Changes (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Disclosure of Financial Risk Management [Line Items]
Current borrowings	$ 5,938	$ 5,017
Borrowings	96,984	91,617
Borrowings	102,922	96,634
Borrowings	102,922	96,634
Commodity price risk
Disclosure of Financial Risk Management [Line Items]
Current borrowings	$ 913	$ 372
Percent of current borrowings	1.00%	0.00%
Borrowings	$ 51,574	$ 47,898
Percent of non-current borrowings	50.00%	50.00%
Borrowings	$ 52,487	$ 48,270
Percentage of price rate changes In borrowings	51.00%	50.00%
Borrowings	$ 52,487	$ 48,270
Percent of total borrowings	51.00%	50.00%